Related party disclosures (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Related party disclosures
Short-term benefits	$ 0.7	$ 0.8
Share-based payments	0.5	1.8
Total	$ 1.2	$ 2.6